Related Party Transactions - Schedule of Represented Related Party (Details) - Related Party [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Represented Related Party [Line Items]
Amounts due to related parties	$ 308,822	$ 240,166
Wuxi Kaiteng Mold Factory [Member]
Schedule of Represented Related Party [Line Items]
Amounts due to related parties	$ 308,822	$ 240,166